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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21664

                      Pioneer Series Trust III
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Fundamental Value Fund

 Schedule of Investments 3/28/13 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.5%

 Energy - 21.6%

 Oil & Gas Drilling - 2.0%

 568,000

 Ensco Plc

 $

 34,080,000

 Oil & Gas Equipment & Services - 2.2%

 913,100

 Halliburton Co.

 $

 36,898,371

 Integrated Oil & Gas - 10.0%

 1,169,000

 BP Plc (A.D.R.)

 $

 49,507,150

 685,200

 Chevron Corp.

 81,415,464

 473,800

 Occidental Petroleum Corp.

 37,131,706

 $

 168,054,320

 Oil & Gas Exploration & Production - 3.7%

 203,700

 Apache Corp.

 $

 15,717,492

 1,342,400

 Marathon Oil Corp.

 45,265,728

 $

 60,983,220

 Oil & Gas Refining & Marketing - 3.7%

 691,200

 Marathon Petroleum Corp. *

 $

 61,931,520

 Total Energy

 $

 361,947,431

 Materials - 3.3%

 Commodity Chemicals - 2.0%

 532,000

 LyondellBasell Industries NV

 $

 33,670,280

 Fertilizers & Agricultural Chemicals - 1.3%

 354,450

 The Mosaic Co.

 $

 21,128,764

 Total Materials

 $

 54,799,044

 Capital Goods - 8.2%

 Aerospace & Defense - 3.6%

 319,500

 Raytheon Co.

 $

 18,783,405

 443,900

 United Technologies Corp.

 41,473,577

 $

 60,256,982

 Industrial Conglomerates - 2.5%

 1,838,500

 General Electric Co.

 $

 42,506,120

 Construction & Farm Machinery & Heavy Trucks - 2.1%

 296,300

 Cummins, Inc.

 $

 34,314,503

 Total Capital Goods

 $

 137,077,605

 Transportation - 1.9%

 Railroads - 1.9%

 1,306,500

 CSX Corp.

 $

 32,179,095

 Total Transportation

 $

 32,179,095

 Media - 2.0%

 Movies & Entertainment - 2.0%

 570,000

 Time Warner, Inc.

 $

 32,843,400

 Total Media

 $

 32,843,400

 Retailing - 2.2%

 Department Stores - 2.2%

 892,500

 Macy's, Inc.

 $

 37,342,200

 Total Retailing

 $

 37,342,200

 Food, Beverage & Tobacco - 1.1%

 Soft Drinks - 1.1%

 500,600

 Coca-Cola Enterprises, Inc.

 $

 18,482,152

 Total Food, Beverage & Tobacco

 $

 18,482,152

 Health Care Equipment & Services - 7.2%

 Health Care Equipment - 3.3%

 801,200

 Covidien Plc

 $

 54,353,408

 Managed Health Care - 3.9%

 638,248

 Aetna, Inc.

 $

 32,627,238

 568,900

 UnitedHealth Group, Inc.

 32,546,769

 $

 65,174,007

 Total Health Care Equipment & Services

 $

 119,527,415

 Pharmaceuticals, Biotechnology & Life Sciences - 13.5%

 Pharmaceuticals - 13.5%

 326,500

 AstraZeneca Plc (A.D.R.)

 $

 16,318,470

 728,800

 Johnson & Johnson

 59,419,064

 1,501,700

 Merck & Co., Inc.

 66,420,191

 2,921,500

 Pfizer, Inc.

 84,314,490

 $

 226,472,215

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 226,472,215

 Banks - 7.8%

 Diversified Banks - 4.6%

 2,075,800

 Wells Fargo & Co.

 $

 76,783,842

 Regional Banks - 3.2%

 519,700

 PNC Financial Services Group, Inc.

 $

 34,560,050

 2,244,800

 Regions Financial Corp.

 18,384,912

 $

 52,944,962

 Total Banks

 $

 129,728,804

 Diversified Financials - 14.1%

 Other Diversified Financial Services - 8.1%

 1,630,840

 Citigroup, Inc.

 $

 72,148,362

 1,337,650

 JPMorgan Chase & Co.

 63,484,869

 $

 135,633,231

 Consumer Finance - 2.6%

 990,200

 Discover Financial Services

 $

 44,400,568

 Investment Banking & Brokerage - 3.4%

 383,200

 The Goldman Sachs Group, Inc.

 $

 56,387,880

 Total Diversified Financials

 $

 236,421,679

 Insurance - 6.4%

 Life & Health Insurance - 1.2%

 529,200

 MetLife, Inc.

 $

 20,120,184

 Property & Casualty Insurance - 5.2%

 466,000

 ACE, Ltd.

 $

 41,460,020

 920,774

 The Allstate Corp.

 45,182,380

 $

 86,642,400

 Total Insurance

 $

 106,762,584

 Software & Services - 4.7%

 Systems Software - 4.7%

 1,497,500

 Microsoft Corp.

 $

 42,843,475

 1,093,500

 Oracle Corp.

 35,363,790

 $

 78,207,265

 Total Software & Services

 $

 78,207,265

 Technology Hardware & Equipment - 2.3%

 Communications Equipment - 2.3%

 1,857,100

 Cisco Systems, Inc.

 $

 38,831,961

 Total Technology Hardware & Equipment

 $

 38,831,961

 Semiconductors & Semiconductor Equipment - 1.1%

 Semiconductors - 1.1%

 857,600

 Intel Corp.

 $

 18,738,560

 Total Semiconductors & Semiconductor Equipment

 $

 18,738,560

 Telecommunication Services - 2.1%

 Wireless Telecommunication Services - 2.1%

 1,233,300

 Vodafone Group Plc (A.D.R.)

 $

 35,038,053

 Total Telecommunication Services

 $

 35,038,053

 TOTAL COMMON STOCKS

 (Cost $1,382,964,982)

 $

 1,664,399,463

 TOTAL INVESTMENT IN SECURITIES - 99.5%

 (Cost $1,382,964,982) (a)

 $

 1,664,399,463

 OTHER ASSETS & LIABILITIES - 0.5%

 $

 9,128,592

 TOTAL NET ASSETS - 100.0%

 $

 1,673,528,055

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At March 28, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $1,383,356,938 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

        309,235,120

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

        (28,192,595)

 Net unrealized gain

 $

        281,042,525

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 28, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,664,399,463

$
-

$
-

$
1,664,399,463

 Total

$
1,664,399,463

$
-

$
-

$
1,664,399,463

 During the six months ended March 28, 2013, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust III By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date May 30, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date May 30, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date May 30, 2013 * Print the name and title of each signing officer under his or her signature.